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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller             Los Angeles, California     May 8, 2012
   -------------------------------    -------------------------   -------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total:              306,368
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR  SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-----------------                  -------------- --------- ---------- --------- ---  ---- ---------- --------  ----  ------  ----
BOEING CO                               Common    097023105     16,585   223,000  SH         Other       1            Shared
BORGWARNER INC                          Common    099724106     26,483   314,000  SH         Other       1            Shared
CATERPILLAR INC                         Common    149123101     36,962   347,000  SH         Other       1            Shared
CUMMINS INC                             Common    231021106     23,648   197,000  SH         Other       1            Shared
DEERE & CO                              Common    244199105     16,261   201,000  SH         Other       1            Shared
DEXCOM INC                              Common    252131107      4,172   400,000  SH         Other       1            Shared
D R HORTON INC                          Common    23331A109      9,481   625,000  SH         Other       1            Shared
FORD MOTOR CO                           Common    345370860     32,747 2,625,000  SH         Other       1            Shared
FORD MOTOR CO                          Warrants   345370134        827   237,700  SH         Other       1            Shared
FREEPORT MCMORAN COPPER & GOLD          Common    35671D857     25,267   664,210  SH         Other       1            Shared
INTEL CORP                              Common    458140100     25,992   924,500  SH         Other       1            Shared
LENNAR CORP                             Common    526057104     10,057   370,000  SH         Other       1            Shared
MCMORAN EXPLORATION CO                  Common    582411104      9,844   920,000  SH         Other       1            Shared
OCCIDENTAL PETE CORP DEL                Common    674599105     15,142   159,000  SH         Other       1            Shared
PRECISION CASTPARTS CORP                Common    740189105     16,944    98,000  SH         Other       1            Shared
STARWOOD HOTES & RESORTS WRLD           Common    85590A401     18,051   320,000  SH         Other       1            Shared
TIFFANY & CO                            Common    886547108     17,905   259,000  SH         Other       1            Shared
                                                            ----------
                                                               306,368
                                                            ----------